Contents of Significant Accounts - Aggregate Amount of the Company's Share of its Individually Immaterial Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of associates [line items]
Income (loss) from continuing operations	$ 657,163	$ 20,949	$ 1,238,628	$ 4,307,614
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Income (loss) from continuing operations	657,163		1,238,628	4,307,614
Other comprehensive income (loss)	3,106,980		570,493	1,540,436
Total comprehensive income (loss)	$ 3,764,143		$ 1,809,121	$ 5,848,050